Cover	Apr. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
Entity File Number	001-419394
Entity Registrant Name	Prime Number Acquisition I Corp
Entity Central Index Key	0001858180
Entity Tax Identification Number	86-2378484
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1129 Northern Blvd
Entity Address, Address Line Two	Suite 404
Entity Address, City or Town	Manhasset
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11030
City Area Code	347
Local Phone Number	329-1575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, on-half of one Warrant and one Right [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, on-half of one Warrant and one Right
Trading Symbol	PNACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PNAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	PNACW
Security Exchange Name	NASDAQ
Rights, each right exchangeable for on-eighth (1/8) of one share of Class A Common Stock at the closing of a business combination [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each right exchangeable for on-eighth (1/8) of one share of Class A Common Stock at the closing of a business combination
Trading Symbol	PNACR
Security Exchange Name	NASDAQ